Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance - shares	Sep. 30, 2023	Sep. 30, 2022	Jan. 25, 2022	Jan. 23, 2022
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	1,202,538	719,662
Shares available for future stock grants under the 2021 Equity Incentive Plan	1,202,538	719,662
Total common stock reserved for issuance	1,202,538	719,662
Public Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	300,332	300,332
Shares available for future stock grants under the 2021 Equity Incentive Plan	300,332	300,332
Total common stock reserved for issuance	300,332	300,332
Class A Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	73,905	73,905	73,905	73,905
Shares available for future stock grants under the 2021 Equity Incentive Plan	73,905	73,905	73,905	73,905
Total common stock reserved for issuance	73,905	73,905	73,905	73,905
Class A Placement Agent Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	10,347	10,347
Shares available for future stock grants under the 2021 Equity Incentive Plan	10,347	10,347
Total common stock reserved for issuance	10,347	10,347
Class B Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	238,095	238,095
Shares available for future stock grants under the 2021 Equity Incentive Plan	238,095	238,095
Total common stock reserved for issuance	238,095	238,095
Class B Placement Agent Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	16,667	16,667
Shares available for future stock grants under the 2021 Equity Incentive Plan	16,667	16,667
Total common stock reserved for issuance	16,667	16,667
Class C Common Stock Warrant [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	487,160
Shares available for future stock grants under the 2021 Equity Incentive Plan	487,160
Total common stock reserved for issuance	487,160
Rollover Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	4,738	4,738
Shares available for future stock grants under the 2021 Equity Incentive Plan	4,738	4,738
Total common stock reserved for issuance	4,738	4,738
Rollover Restricted Stock Units Member
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	3,006	7,290
Shares available for future stock grants under the 2021 Equity Incentive Plan	3,006	7,290
Total common stock reserved for issuance	3,006	7,290
Share-Based Payment Arrangement, Option [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	35,005	10,058
Shares available for future stock grants under the 2021 Equity Incentive Plan	35,005	10,058
Total common stock reserved for issuance	35,005	10,058
Dilutive shares [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	1,169,255	661,432
Shares available for future stock grants under the 2021 Equity Incentive Plan	1,169,255	661,432
Total common stock reserved for issuance	1,169,255	661,432
Stock grants under two thousand twenty one Equity Plan [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Shares reserved for issuance	33,283	58,230
Shares available for future stock grants under the 2021 Equity Incentive Plan	33,283	58,230
Total common stock reserved for issuance	33,283	58,230